Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Components of property, plant, and equipment, net

(in millions)	December 31, 2020	December 31, 2019
Land	$64.5	$68.0
Buildings and leasehold improvements	443.4	427.9
Machinery and equipment	798.4	763.1
Projects in progress	54.7	44.4
Property, plant and equipment, gross	1,361.0	1,303.4
Accumulated depreciation	(688.9)	(627.1)
Property, plant and equipment, net	$672.1	$676.3